Note 47 Remunerations Of Members Of The Senior Management (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank Senior Management [Line Items]
Fixed remuneration Executive		€ 1,462,000
Fixed remuneration CEO	[1]	1,090,000
Total fixed remuneration		2,551,000
Chairman [Member]
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank Senior Management [Line Items]
Variable remuneration executive directors in cash		€ 0	€ 411,000	[2]
Variable remuneration executive directors in shares		0	83,692	[2]
Executive Officer [Member]
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank Senior Management [Line Items]
Variable remuneration executive directors in cash		€ 0	€ 307,000	[2]
Variable remuneration executive directors in shares		0	39,796	[2]
Total [Member]
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank Senior Management [Line Items]
Variable remuneration executive directors in cash		€ 0	€ 717,000	[2]
Variable remuneration executive directors in shares		0	123,488

[1]	In addition, in accordance with the conditions established contractually and set forth in the BBVA Directors' Remuneration Policy, during the first half of the 2021 financial year, the Chief Executive Officer received €327 thousand as cash in lieu of pension and €300 thousand as a mobility allowance.
[2]	Remuneration corresponding to the deferred Annual Variable Remuneration (AVR) for the 2017 financial year to be paid in 2021, along with its update in cash. The deferred AVR for the 2017 financial year of the Chairman and the Chief Executive Officer is associated with their previous roles as Chief Executive Officer and President & CEO of BBVA USA, respectively.